Basis Of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended				3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Oct. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 29, 2012	Feb. 28, 2013 Apollo [Member]	Oct. 31, 2012 Apollo [Member]	Oct. 31, 2012 Net of transaction fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 Senior Unsecured Term Loan	Sep. 29, 2012 Senior Unsecured Term Loan	Dec. 29, 2012 Senior Unsecured Term Loan Bp Parallel Llc [Member]	Mar. 30, 2013 Minimum	Mar. 30, 2013 Maximum
Basis of Presentation [Line Items]
Business optimization costs		$ 2	$ 11	$ 7	$ 20	$ 44	$ 39	$ 46
Management fees		3	5	3	5
Stock sold, price per share	$ 16.00
Stock sold in initial public offering	29,411,764
Stock split ratio	12.25
Transaction fee	33
Proceeds from sale of stock												438
Amount of debt extinguished	455												455
Debt instrument, interest rate, stated percentage													11.00%	11.00%	11.00%
Maturity date													Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016	Jun. 01, 2014	Jun. 01, 2014
Debt premiums paid	13
Write-off of deferred financing fees	3
Liability related to TRA		300		300															300	350
Investment from BP Parallel LLC to purchase assignments of term loan																		21
Debt issued to related party																		21
Investment from subsidiary									14
Underwriting fees										$ 1	$ 1